Revenue - Deferred contract acquisition cost (Details) - SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) - USD ($) $ in Thousands	3 Months Ended	5 Months Ended	7 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Aug. 27, 2020
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Deferred contract acquisition costs at beginning balance	$ 7,584	$ 20,792	$ 22,887
Contract acquisition costs	5,491	19,973	11,965
Recognition of contract acquisition costs		(12,389)	(14,060)
Fresh start reporting fair value adjustment			(20,792)
Deferred contract acquisition costs at ending balance	$ 9,752	$ 7,584	$ 20,792